Document and Entity Information	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	SPYRE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address Address Line 1	221 Crescent Street
Entity Address Address Line 2	Building 23
Entity Address Address Line 3	Suite 105
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	SYRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001636282